Preferred and Common Stock - Preferred Stock (Details)	2 Months Ended		3 Months Ended	4 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended
	Mar. 11, 2016 shares	Mar. 02, 2015 shares	Mar. 30, 2011 shares	Apr. 30, 2015 shares	Jun. 30, 2015 $ / shares shares	Aug. 13, 2015 shares	Sep. 17, 2010 shares	Oct. 27, 2015 $ / shares shares	Oct. 26, 2015 shares	Oct. 29, 2010 $ / shares shares	Jun. 30, 2016 $ / shares shares	Dec. 31, 2015 $ / shares shares
Preferred Stock
Preferred stock shares authorized											10,000,000	10,000,000
Preferred stock - par value | $ / shares											$ 0.0001	$ 0.0001
Common Stock
Conversion of Stock, Shares issued	1,200,000	200,000		200,000	64,800	200,000		108,000	200,000
Common Stock | Exchange Agreement, Navios Holdings
Conversion of Stock, Shares converted			7,676,000
Series A Convertible Preferred Stock
Conversion of Stock, Shares converted	3,000
Convertible Preferred Stock, Stock issued durind period, Shares							3,000
Preferred stock shares outstanding												3,000
Preferred stock shares issued												3,000
Series C Convertible Preferred Stock
Preferred stock shares outstanding											1,000	1,000
Preferred stock shares issued											1,000	1,000
Series C Convertible Preferred Stock | Exchange Agreement, Navios Holdings
Conversion of Stock, Shares issued			1,000
Convertion ratio			7,676
Series B Convertible Preferred Stock
Conversion of Stock, Shares converted					162			378
Percentage of originally issued preferred stock converted					30.00%			70.00%
Convertible Preferred Stock, Stock issued durind period, Shares										540
Preferred stock - dividend rate percentage										2.00%
Convertion ratio					0.04			0.02857
Preferred Stock
Preferred stock - par value | $ / shares					$ 10			$ 10
Series B Convertible Preferred Stock | Minimum
Preferred stock - Conversion price | $ / shares										$ 25
Series B Convertible Preferred Stock | Maximum
Preferred stock - Conversion price | $ / shares										$ 35